Share-based compensation - Summary of Share-Based Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	$ 23.4	$ 17.1
Expense from equity-settled share-based payment transactions	4.7	2.3
Share-based compensation	28.1	19.4
RSU grants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	3.4	1.1
PSU grants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	8.0	4.3
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from equity-settled share-based payment transactions	1.3	1.2
Non-Treasury Incentive Awards Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	5.9	2.5
DSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from cash-settled share-based payment transactions	$ 9.5	$ 10.3